NET FEE AND COMMISSION INCOME (Details) - Schedule of Fee and Commission Income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Fee and commission income:
Fee and commission income	£ 2,756	£ 2,848	[1]	£ 2,965	[1]
Fee and commission expense	(1,350)	(1,386)	[1]	(1,382)	[1]
Net fee and commission income	1,406	1,462	[1]	1,583	[1]
Current Accounts [Member]
Fee and commission income:
Fee and commission income	659	650		712
Credit and Debit Card Fees [Member]
Fee and commission income:
Fee and commission income	982	993		953
Commercial banking and treasury fees [Member]
Fee and commission income:
Fee and commission income	248	305		321
Unit Trust and Insurance Broking [Member]
Fee and commission income:
Fee and commission income	206	221		224
Private Banking and Asset Management [Member]
Fee and commission income:
Fee and commission income	69	97		98
Factoring [Member]
Fee and commission income:
Fee and commission income	103	83		91
Other Fees and Commissions [Member]
Fee and commission income:
Fee and commission income	£ 489	£ 499		£ 566

[1]	Restated, see note 1.